Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventories
Inventories	$ 385,019	¥ 2,680,428	¥ 1,712,740
Domestic Bank | Collateral Pledged
Inventories
Inventories		¥ 260,677	¥ 250,889